Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Cash flows from operating activities
Net (loss)/income	$ (9,388,548)	$ (16,832,101)	$ 778,037
Net income (loss) from discontinued operation	465,224	(470,464)	178,202
Net income (loss) from continuing operation	(9,853,772)	(16,361,637)	599,835
Adjustments for:
Depreciation and amortization	75,769	209,318	55,243
Stock-based compensation	1,720,800	60,000
Amortization of operating lease ROU assets	226,057		40,286
Impairment loss/Write-downs off Other Assets	4,477,962	11,414,010
Imputed interest expense	137,702	1,337,159	724,338
Provision for doubtful accounts	704,265	229,230	295,093
(Gain) Loss from disposal of assets	274,467
Loss (gain) from disposal of investments	(4,861)	(40,306)	4,082
Provision for credit losses	1,044,226
Adjustments, total	8,656,387	13,209,411	1,119,042
Changes in operating assets and liabilities:
(Increase) Decrease Accounts Receivable-Trade	30,170	(43,454)	8,958
(Increase) Decrease Accounts Receivable-Related Party	(204,553)	138,261	1,092,111
(Increase) Decrease Other Receivable	(1,407,027)	(226,823)	623
(Increase) Decrease Advances to Suppliers	(521,090)	(1,833,355)
(Increase) Decrease Advances to Suppliers-Related Party			(6,129,775)
(Increase) Decrease Inventory	(388,102)	(436,239)	(103,928)
(Increase) Decrease Prepaid Expenses			(1,949,313)
(Increase) Decrease Other Current assets, S/T Security Deposits
(Increase) Decrease Prepaid Taxes		(3,812)
(Increase) Decrease Other Non-current Assets	2,390	(20,131)	(553,867)
Increase (Decrease) Accounts Payable-Trade	328		(908)
Increase (Decrease) Accounts Payable-Related Party	(16)	(35,217)	(62,511)
Increase (Decrease) Contract liability	(296,363)	1,459,147	(7,437)
Increase (Decrease) Contract liability-Related Party	(7,705)	41,499	(575,372)
Increase (Decrease) Wages Payable	16,951	6,253	507,206
Increase (Decrease) Taxes Payable	43,611	(96,568)	1,358
Increase (Decrease) Other Payables	1,675,644	(85,831)
Increase (Decrease) Deferred Income	(63,407)	(1,262,259)	1,258,439
(Increase) Decrease Other Receivable-Related Party	(856,788)	916,821	(185,084)
Increase (Decrease) Operating Lease Liabilities	(377,093)	187,604	(144,998)
(Increase) Decrease Loans Receivable	(400,000)
Loans to related parties	(491,881)	(4,265,732)
Net cash operating activities of continued operations	(4,442,316)	(8,712,062)	(5,125,621)
Net cash operating activities of discontinued operations	(1,033,596)	(160,587)	314,486
Cash Sourced/(Used) in Operating Activities	(5,475,912)	(8,872,649)	(4,811,135)
Cash flows from investing activities:
InterCompany Investments		(209,183)
Purchase of property, equipment and software		(19,339)	(306,575)
(Acquisition) of investments	524,734	73,758	(949,532)
Disposal of investments	(39,340)	261,530
Disposal (Acquisition) of intangible assets			(3,004)
Disposal of fixed assets	2,125
Net cash from investing activities of continued operations	487,519	106,766	(1,259,111)
Net cash from investing activities of discontinued operations	793,022	130,118	(226,194)
Cash Used/(Sourced) in Investing Activities	1,280,541	236,884	(1,485,305)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	3,568,598		12,809,240
Proceeds from private equity placement,net of issuance costs		(115,742)
Proceeds from (Repayment to) related party payable	(562,234)	7,564	38,916
Proceeds from (Repayment to) notes payable		3,734,926
Net cash from financing activities of continued operations	3,006,364	3,626,748	12,848,156
Net cash from financing activities of discontinued operations	182,958
Cash Sourced/(Used) in Financing Activities	3,189,322	3,626,748	12,848,156
Net Increase/(Decrease) in Cash, Cash Equivalents, Restricted Cash	(1,006,049)	(5,009,017)	6,551,716
Effect of exchange rates on cash	(175,879)	6,754	56,690
Cash, cash equivalents at beginning of the period	2,370,632	7,372,895	764,514
Less: cash and cash equivalents of discontinued operations	4,360	50,106	88,671
Cash and cash equivalent at end of the period	1,184,344	2,320,526	7,284,249
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash & cash equivalents	1,170,837	2,320,389	7,284,249
Restricted cash	13,507	137
Total cash, cash equivalents, and restricted cash	1,184,344	2,320,526	7,284,249
Supplementary cash flow information:
Interest received
Income taxes paid		72,120	244,376
Non-cash financing and investing activities:
Debt converted to common stock	$ 2,717,326	$ 2,236,684